Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EMSP 334 shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
PARTICIPANT LOANS	$ 116,202
EBP, Asset Held for Investment	$ 25,768,032
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Maturity period	1 month
Participant loan, interest rate	3.75%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Maturity period	180 months
Participant loan, interest rate	10.00%
U.S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	$ 2,936,141
CORPORATE DEBT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	99,654
COMMON/COLLECTIVE TRUSTS
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	15,255,249
Investment, Identifier [Axis]: COMMON STOCK, EXXON MOBIL CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	$ 7,360,786
Number of shares/units (in shares) | shares	61,166
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS, NT AGGREGATE BOND INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	$ 1,321,654
Number of shares/units (in shares) | shares	2,138
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS, NT EXTENDED EQUITY MARKET INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	$ 3,292,528
Number of shares/units (in shares) | shares	2,267
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS, NT GOVERNMENT STIF FUND
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	$ 246,322
Number of shares/units (in shares) | shares	246,322
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS, NT S&P 500 INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	$ 8,004,223
Number of shares/units (in shares) | shares	299
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS, NT WORLD EX-US INVESTABLE MARKET INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	$ 2,390,522
Number of shares/units (in shares) | shares	7,736
Investment, Identifier [Axis]: CORPORATE DEBT SECURITIES | BK MONTREAL CH | September 8, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.25%
par/units	$ 5,000
CURRENT VALUE	$ 4,985
Investment, Identifier [Axis]: CORPORATE DEBT SECURITIES | BK MONTREAL MEDIU | March 31, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.75%
par/units	$ 10,000
CURRENT VALUE	$ 10,008
Investment, Identifier [Axis]: CORPORATE DEBT SECURITIES | CITIGROUP INC VAR | September 8, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.20%
par/units	$ 10,000
CURRENT VALUE	$ 9,982
Investment, Identifier [Axis]: CORPORATE DEBT SECURITIES | CR AGRICOLE CORP | September 22, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.20%
par/units	$ 15,000
CURRENT VALUE	$ 14,734
Investment, Identifier [Axis]: CORPORATE DEBT SECURITIES | INTL BUSINESS | February 19, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	3.45%
par/units	$ 2,500
CURRENT VALUE	$ 2,498
Investment, Identifier [Axis]: CORPORATE DEBT SECURITIES | MACQUARIE GROUP LTD | January 22, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	0.00%
par/units	$ 15,000
CURRENT VALUE	$ 14,965
Investment, Identifier [Axis]: CORPORATE DEBT SECURITIES | NATL BK CDA STR | September 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.25%
par/units	$ 15,000
CURRENT VALUE	$ 15,004
Investment, Identifier [Axis]: CORPORATE DEBT SECURITIES | OVERWATCH BRAVO FDG | January 28, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	0.00%
par/units	$ 11,200
CURRENT VALUE	$ 11,167
Investment, Identifier [Axis]: CORPORATE DEBT SECURITIES | PVTPL JACKSON | January 9, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	5.50%
par/units	$ 1,286
CURRENT VALUE	$ 1,286
Investment, Identifier [Axis]: CORPORATE DEBT SECURITIES | ROYAL BANK OF CA | March 24, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.70%
par/units	$ 15,000
CURRENT VALUE	$ 15,025
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | FEDERAL FARM CREDIT | November 20, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.07%
par/units	$ 70,000
CURRENT VALUE	$ 69,983
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | FEDERAL HO | December 4, 2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.05%
par/units	$ 40,000
CURRENT VALUE	$ 39,910
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | FEDERAL HO | December 4, 2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.05%
par/units	$ 40,000
CURRENT VALUE	$ 40,006
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | FEDERAL HOME LN MTG | November 13, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.15%
par/units	$ 20,000
CURRENT VALUE	$ 19,999
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | FEDERAL HOME LN MTG | November 16, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.20%
par/units	$ 50,000
CURRENT VALUE	$ 49,994
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | FEDERAL HOME LN MTG | November 6, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.20%
par/units	$ 25,000
CURRENT VALUE	$ 25,000
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | FNMA DTD | September 29, 2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.16%
par/units	$ 25,000
CURRENT VALUE	$ 25,000
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | FNMA DTD | September 29, 2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.18%
par/units	$ 25,000
CURRENT VALUE	$ 25,000
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | FNMA | September 21, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.16%
par/units	$ 50,000
CURRENT VALUE	$ 49,956
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | FREDDIE MAC | November 17, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.21%
par/units	$ 50,000
CURRENT VALUE	$ 50,000
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | U.S SAVINGS BOND SERIES EE | March 1, 2038
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	3.00%
par/units	$ 148,331
CURRENT VALUE	$ 148,331
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | U.S SAVINGS BOND SERIES I | February 1, 2038
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.08%
par/units	$ 343,798
CURRENT VALUE	$ 343,798
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | U.S SAVINGS BOND SERIES I | February 1, 2039
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	3.57%
par/units	$ 294,902
CURRENT VALUE	$ 294,902
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | U.S SAVINGS BOND SERIES I | January 1, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.48%
par/units	$ 403,852
CURRENT VALUE	$ 403,852
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | U.S SAVINGS BOND SERIES I | January 1, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	3.16%
par/units	$ 269,263
CURRENT VALUE	$ 269,263
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | U.S SAVINGS BOND SERIES I | January 1, 2043
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	2.86%
par/units	$ 31,402
CURRENT VALUE	$ 31,402
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | U.S SAVINGS BOND SERIES I | May 1, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	3.22%
par/units	$ 245,841
CURRENT VALUE	$ 245,841
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | U.S SAVINGS BOND SERIES I | October 1, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	5.90%
par/units	$ 575,018
CURRENT VALUE	$ 575,018
Investment, Identifier [Axis]: U.S. GOVERNMENT SECURITIES | U.S SAVINGS BOND SERIES I | October 1, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
coupon	4.89%
par/units	$ 228,886
CURRENT VALUE	$ 228,886